Shareholder Report, Average Annual Return (Details)		11 Months Ended		12 Months Ended	28 Months Ended	60 Months Ended	92 Months Ended	104 Months Ended	112 Months Ended	120 Months Ended
		Oct. 31, 2024		Oct. 31, 2024	Oct. 31, 2024 [4]	Oct. 31, 2024	Oct. 31, 2024 [2]	Oct. 31, 2024 [6]	Oct. 31, 2024 [3]	Oct. 31, 2024 [5]
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Avantis® U.S. Large Cap Growth Fund (Class A) with Sales Charge
Average Annual Return, Percent	[1]	21.77%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Avantis® U.S. Large Cap Growth Fund (Class I)
Average Annual Return, Percent				37.92%		9.82%	9.86%
1290 DIVERSIFIED BOND FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Diversified Bond Fund (Class A) with Sales Charge
Average Annual Return, Percent				7.91%		(0.47%)			1.56%
1290 DIVERSIFIED BOND FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Diversified Bond Fund (Class I)
Average Annual Return, Percent				13.16%		0.65%			2.30%
1290 DIVERSIFIED BOND FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Diversified Bond Fund (Class R)
Average Annual Return, Percent				12.64%		0.18%			1.80%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Avantis® U.S. Large Cap Growth Fund (Class A) with Sales Charge
Average Annual Return, Percent				28.37%	6.16%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Essex Small Cap Growth Fund (Class I)
Average Annual Return, Percent				36.21%	9.06%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Essex Small Cap Growth Fund (Class R)
Average Annual Return, Percent				35.55%	8.51%
1290 GAMCO Small/Mid Cap Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 GAMCO® Small/Mid Cap Value Fund (Class A) with Sales Charge
Average Annual Return, Percent				19.95%		9.28%				7.78%
1290 GAMCO Small/Mid Cap Value Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 GAMCO Small/Mid Cap Value Fund (Class I)
Average Annual Return, Percent				27.32%		10.80%				8.67%
1290 GAMCO Small/Mid Cap Value Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 GAMCO Small/Mid Cap Value Fund (Class R)
Average Annual Return, Percent				26.66%		10.26%				8.13%
1290 HIGH YIELD BOND FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 High Yield Bond Fund (Class A) with Sales Charge
Average Annual Return, Percent				10.66%		3.22%				3.64%
1290 HIGH YIELD BOND FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 High Yield Bond Fund (Class I)
Average Annual Return, Percent				16.17%		4.47%				4.39%
1290 HIGH YIELD BOND FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 High Yield Bond Fund (Class R)
Average Annual Return, Percent				15.61%		3.95%				3.86%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Loomis Sayles Multi-Asset Income Fund (Class A) with Sales Charge
Average Annual Return, Percent				10.95%		5.48%		6.23%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Loomis Sayles Multi-Asset Income Fund (Class I)
Average Annual Return, Percent				16.40%		6.95%		7.19%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Loomis Sayles Multi-Asset Income Fund (Class R)
Average Annual Return, Percent				15.86%		6.40%		6.65%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Multi-Alternative Strategies Fund (Class A) with Sales Charge
Average Annual Return, Percent				7.41%		0.90%			1.08%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Multi-Alternative Strategies Fund (Class I)
Average Annual Return, Percent				14.00%		2.30%			1.95%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Multi-Alternative Strategies Fund (Class R)
Average Annual Return, Percent				13.42%		1.80%			1.45%
1290 RETIREMENT 2020 FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Retirement 2020 Fund (Class I)
Average Annual Return, Percent				17.31%		3.96%	5.04%
1290 RETIREMENT 2025 FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Retirement 2025 Fund (Class I)
Average Annual Return, Percent				19.26%		4.73%	5.78%
1290 RETIREMENT 2030 FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Retirement 2030 Fund (Class I)
Average Annual Return, Percent				21.18%		5.31%	6.31%
1290 RETIREMENT 2035 FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Retirement 2035 Fund (Class I)
Average Annual Return, Percent				22.52%		5.86%	6.77%
1290 RETIREMENT 2040 FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Retirement 2040 Fund (Class I)
Average Annual Return, Percent				23.53%		6.60%	7.38%
1290 RETIREMENT 2045 FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Retirement 2045 Fund (Class I)
Average Annual Return, Percent				24.47%		6.94%	7.70%
1290 RETIREMENT 2050 FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Retirement 2050 Fund (Class I)
Average Annual Return, Percent				25.45%		7.28%	8.04%
1290 RETIREMENT 2055 FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Retirement 2055 Fund (Class I)
Average Annual Return, Percent				26.50%		7.57%	8.34%
1290 SMARTBETA EQUITY FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 SmartBeta Equity Fund (Class A) with Sales Charge
Average Annual Return, Percent				23.19%		8.97%				8.60%
1290 SMARTBETA EQUITY FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 SmartBeta Equity Fund (Class I)
Average Annual Return, Percent				30.72%		10.50%				9.49%
1290 SMARTBETA EQUITY FUND CLASS - R
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 SmartBeta Equity Fund (Class R)
Average Annual Return, Percent				30.11%		9.95%				8.95%
Without Sales Load [Member] | 1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Avantis® U.S. Large Cap Growth Fund (Class A) without Sales Charge
Average Annual Return, Percent	[1]	28.86%
Without Sales Load [Member] | 1290 DIVERSIFIED BOND FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Diversified Bond Fund (Class A) without Sales Charge
Average Annual Return, Percent				12.95%		0.45%			2.06%
Without Sales Load [Member] | 1290 ESSEX SMALL CAP GROWTH FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Avantis® U.S. Large Cap Growth Fund (Class A) without Sales Charge
Average Annual Return, Percent				35.88%	8.79%
Without Sales Load [Member] | 1290 GAMCO Small/Mid Cap Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 GAMCO® Small/Mid Cap Value Fund (Class A) without Sales Charge
Average Annual Return, Percent				26.96%		10.54%				8.40%
Without Sales Load [Member] | 1290 HIGH YIELD BOND FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 High Yield Bond Fund (Class A) without Sales Charge
Average Annual Return, Percent				15.90%		4.19%				4.12%
Without Sales Load [Member] | 1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Loomis Sayles Multi-Asset Income Fund (Class A) without Sales Charge
Average Annual Return, Percent				16.13%		6.67%		6.92%
Without Sales Load [Member] | 1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Multi-Alternative Strategies Fund (Class A) without Sales Charge
Average Annual Return, Percent				13.62%		2.04%			1.70%
Without Sales Load [Member] | 1290 SMARTBETA EQUITY FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 SmartBeta Equity Fund (Class A) without Sales Charge
Average Annual Return, Percent				30.38%		10.22%				9.22%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
Average Annual Return, Percent	[7]	26.81%	[1]	38.07%		15.00%	13.81%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Average Annual Return, Percent	[7]			37.86%	19.75%	14.60%				12.36%
ICE BofA U.S. High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. High Yield Index
Average Annual Return, Percent				16.55%		4.42%				4.82%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[7]			10.55%		(0.23%)	1.31%	1.36%	1.49%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Average Annual Return, Percent		26.98%	[1]	38.02%		15.27%	14.09%
MSCI World (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World (Net) Index
Average Annual Return, Percent				33.68%		12.03%				9.76%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000® Growth Index
Average Annual Return, Percent		29.68%	[1]	43.77%		19.00%	18.12%
Russell 2000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000® Growth Index
Average Annual Return, Percent				36.49%	14.06%
Russell 2500® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2500® Value Index
Average Annual Return, Percent				32.42%		9.39%				7.79%
1290 Multi Asset Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				1290 Multi-Asset Income Index
Average Annual Return, Percent	[8]			16.51%		4.05%		5.38%
MSCI World High Dividend Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World High Dividend Yield Index
Average Annual Return, Percent				23.63%		6.98%		8.04%
Cboe S&P 500 BuyWrite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Cboe S&P 500 BuyWrite Index
Average Annual Return, Percent				18.52%		6.05%		6.86%
Bloomberg U.S. Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent				16.47%		4.55%		6.25%
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent				5.42%		2.37%			1.82%
S&P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2020 Index
Average Annual Return, Percent				19.00%		5.44%	5.82%
S&P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2025 Index
Average Annual Return, Percent				19.78%		6.22%	6.52%
S&P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2030 Index
Average Annual Return, Percent				22.37%		7.24%	7.35%
S&P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2035 Index
Average Annual Return, Percent				24.97%		8.31%	8.20%
S&P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2040 Index
Average Annual Return, Percent				27.29%		9.20%	8.88%
S&P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2045 Index
Average Annual Return, Percent				28.69%		9.73%	9.27%
S&P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2050 Index
Average Annual Return, Percent				29.63%		10.04%	9.51%
S&P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2055 Index
Average Annual Return, Percent				29.69%		10.10%	9.57%

[1]	Date of inception: November 30, 2023
[2]	Date of inception: February 27, 2017
[3]	Date of inception: July 6, 2015
[4]	Date of inception: July 11, 2022
[5]	Date of inception: November 12, 2014
[6]	Date of inception: March 7, 2016
[7]	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
[8]	The 1290 Multi-Asset Income Index is a hypothetical combination of unmanaged indexes composed of the Bloomberg U.S. Aggregate Bond Index (30%); the MSCI World High Dividend Yield Index (20%); the Cboe S&P 500 BuyWrite Index SM (20%); and the Bloomberg U.S. Corporate High Yield Index (30%).